Securities Available for Sale	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Securities Available for Sale
NOTE 5 – SECURITIES AVAILABLE FOR SALE
Securities Portfolio Composition

	December 31, 2011
(Dollars in millions)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. Treasury securities	$671	$23	$—	$694
Federal agency securities	1,843	89	—	1,932
U.S. states and political subdivisions	437	21	4	454
MBS - agency	20,480	743	—	21,223
MBS - private	252	—	31	221
CDO/CLO securities	50	—	—	50
ABS	460	11	7	464
Corporate and other debt securities	49	2	—	51
Coke common stock	—	2,099	—	2,099
Other equity securities[1]	928	1	—	929
Total securities AFS	$25,170	$2,989	$42	$28,117

	December 31, 2010
(Dollars in millions)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. Treasury securities	$5,446	$115	$45	$5,516
Federal agency securities	1,883	19	7	1,895
U.S. states and political subdivisions	565	17	3	579
MBS - agency	14,014	372	28	14,358
MBS - private	378	3	34	347
CDO/CLO securities	50	—	—	50
ABS	798	15	5	808
Corporate and other debt securities	464	19	1	482
Coke common stock	—	1,973	—	1,973
Other equity securities[1]	886	1	—	887
Total securities AFS	$24,484	$2,534	$123	$26,895
1At December 31, 2011, other equity securities included the following securities at cost: $342 million in FHLB of Atlanta stock, $398 million in Federal Reserve Bank stock, and $187 million in mutual fund investments. At December 31, 2010, other equity securities included the following securities at cost: $298 million in FHLB of Atlanta stock, $391 million in Federal Reserve Bank stock, and $197 million in mutual fund investments.

Securities AFS that were pledged to secure public deposits, repurchase agreements, trusts, and other funds had a fair value of $9.1 billion and $6.9 billion as of December 31, 2011 and 2010, respectively. Further, under The Agreements, the Company pledged its shares of Coke common stock, which is hedged with derivative instruments, as discussed in Note 17, “Derivative Financial Instruments.”
The amortized cost and fair value of investments in debt securities at December 31, 2011 by estimated average life are shown below. Actual cash flows may differ from estimated average lives and contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Distribution of Maturities
(Dollars in millions)	1 Year or Less	1-5 Years	5-10 Years	After 10 Years	Total
Amortized Cost:
U.S. Treasury securities	$9	$212	$450	$—	$671
Federal agency securities	88	1,620	80	55	1,843
U.S. states and political subdivisions	135	223	22	57	437
MBS - agency	802	15,833	1,415	2,430	20,480
MBS - private	—	196	56	—	252
CDO/CLO securities	—	50	—	—	50
ABS	260	200	—	—	460
Corporate and other debt securities	7	4	17	21	49
Total debt securities	$1,301	$18,338	$2,040	$2,563	$24,242
Fair Value:
U.S. Treasury securities	$9	$223	$462	$—	$694
Federal agency securities	89	1,697	89	57	1,932
U.S. states and political subdivisions	138	239	22	55	454
MBS - agency	840	16,434	1,478	2,471	21,223
MBS - private	—	167	54	—	221
CDO/CLO securities	—	50	—	—	50
ABS	266	198	—	—	464
Corporate and other debt securities	7	4	19	21	51
Total debt securities	$1,349	$19,012	$2,124	$2,604	$25,089

Securities in an Unrealized Loss Position
The Company held certain investment securities having unrealized loss positions. Market changes in interest rates and credit spreads will result in temporary unrealized losses as the market price of securities fluctuates. As of December 31, 2011, the Company did not intend to sell these securities nor was it more-likely-than-not that the Company would be required to sell these securities before their anticipated recovery or maturity. The Company has reviewed its portfolio for OTTI in accordance with the accounting policies outlined in Note 1, “Significant Accounting Policies.”

	December 31, 2011
	Less than twelve months		Twelve months or longer		Total
(Dollars in millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Temporarily impaired securities:
Federal agency securities	$10	$—	$—	$—	$10	$—
U.S. states and political subdivisions	1	—	28	4	29	4
MBS - agency	224	—	1	—	225	—
CDO/CLO securities	50	—	—	—	50	—
ABS	—	—	11	5	11	5
Total temporarily impaired securities	285	—	40	9	325	9
Other-than-temporarily impaired securities:[1]
MBS - private	15	1	206	30	221	31
ABS	1	—	3	2	4	2
Total other-than-temporarily impaired securities	16	1	209	32	225	33
Total impaired securities	$301	$1	$249	$41	$550	$42

	December 31, 2010
	Less than twelve months		Twelve months or longer		Total
(Dollars in millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Temporarily impaired securities:
U.S. Treasury securities	$2,010	$45	$—	$—	$2,010	$45
Federal agency securities	1,426	7	—	—	1,426	7
U.S. states and political subdivisions	45	1	35	2	80	3
MBS - agency	3,497	28	—	—	3,497	28
MBS - private	18	—	17	3	35	3
ABS	—	—	14	4	14	4
Corporate and other debt securities	—	—	3	1	3	1
Total temporarily impaired securities	6,996	81	69	10	7,065	91
Other-than-temporarily impaired securities:[1]
MBS - private	—	—	286	31	286	31
ABS	4	1	—	—	4	1
Total other-than-temporarily impaired securities	4	1	286	31	290	32
Total impaired securities	$7,000	$82	$355	$41	$7,355	$123
[1]Includes OTTI securities for which credit losses have been recorded in earnings in current or prior periods.
The Company adopted the updated accounting guidance for determining OTTI on securities on April 1, 2009, and in conjunction therewith, analyzed the securities for which it had previously recognized OTTI and recognized a cumulative effect adjustment, representing the non-credit component of OTTI of $8 million, net of tax. The Company had previously recorded the non-credit component as impairment through earnings; therefore, this amount was reclassified from retained earnings to AOCI.
Unrealized losses on securities that have been in a temporarily impaired position for longer than twelve months include municipal ARS and one ABS collateralized by 1999 vintage home equity loans. The municipal securities are backed by investment grade rated obligors; however, the fair value of these securities continues to be impacted by the lack of a functioning ARS market and the extension of time for expected refinance and repayment. No credit loss is expected on these securities. The ABS is also highly-rated, continues to receive timely principal and interest payments, and is evaluated quarterly for credit impairment. Cash flow analysis shows that the underlying collateral can withstand highly stressed loss assumptions without incurring a credit loss.

The portion of unrealized losses on securities that have been other-than-temporarily impaired that relates to factors other than credit are recorded in AOCI. Losses related to credit impairment on these securities is determined through estimated cash flow analyses and have been recorded in earnings in current or prior periods. The unrealized OTTI loss relating to private MBS as of December 31, 2011, includes purchased and retained interests from 2007 vintage securitizations. The unrealized OTTI loss relating to ABS is related to four securities within the portfolio that are 2003 and 2004 vintage home equity issuances. The expectation of cash flows for the previously impaired ABS securities has improved such that the amount of expected credit losses was reduced, and the expected increase in cash flows will be accreted into earnings as a yield adjustment over the remaining life of the securities.

Realized Gains and Losses and Other-than-Temporarily Impaired Securities

	Year Ended December 31
(Dollars in millions)	2011	2010	2009
Gross realized gains	$210	$210	$152
Gross realized losses	(87)	(17)	(34)
OTTI	(6)	(2)	(20)
Net securities gains	$117	$191	$98

The securities that gave rise to the $6 million credit impairment recognized during the year ended December 31, 2011 consisted of private MBS with a fair value of $167 million at December 31, 2011. The securities impacted by credit impairment during the year ended December 31, 2010, consisted of private MBS with a fair value of $1 million as of December 31, 2010, and $311 million as of December 31, 2009. Credit impairment that is determined through the use of cash flow models is estimated using cash flows on security specific collateral and the transaction structure. Future expected credit losses are determined by using various assumptions, the most significant of which include current default rates, prepayment rates, and loss severities. For the majority of the securities that the Company has reviewed for credit-related OTTI, credit information is available and modeled at the loan level underlying each security, and the Company also considers information such as loan to collateral values, FICO scores, and geographic considerations such as home price appreciation/depreciation. These inputs are updated on a regular basis to ensure the most current credit and other assumptions are utilized in the analysis. If, based on this analysis, the Company does not expect to recover the entire amortized cost basis of the security, the expected cash flows are then discounted at the security’s initial effective interest rate to arrive at a present value amount. OTTI credit losses reflect the difference between the present value of cash flows expected to be collected and the amortized cost basis of these securities. During the years ended December 31, 2011, 2010, and 2009, all OTTI recognized in earnings on private MBS have underlying collateral of residential mortgage loans securitized in 2007. The majority of the OTTI was taken on private MBS which were originated by the Company and, therefore, have geographic concentrations in the Company’s primary footprint. Additionally, the Company has not purchased new private MBS during the year ended December 31, 2011, and continues to reduce existing exposure primarily through paydowns.

	Year Ended December 31		Year Ended December 31
	2011	2010	2009
(Dollars in millions)	MBS - Private	MBS - Private	MBS - Private	Corporate Bonds
OTTI[1]	$7	$2	$112	$1
Portion of losses recognized in AOCI (before taxes)	1	—	93	—
Net impairment (gains)/losses recognized in earnings	$6	$2	$19	$1
[1] The initial OTTI amount represents the excess of the amortized cost over the fair value of AFS debt securities. For subsequent impairments of the same security, amount represents additional declines in the fair value subsequent to the previously recorded OTTI, if applicable, until such time the security is no longer in an unrealized loss position.
The Company held stock in the FHLB of Atlanta totaling $342 million and $298 million at December 31, 2011 and December 31, 2010, respectively. The Company accounts for the stock based on relevant accounting guidance, which requires the investment be carried at cost and be evaluated for impairment based on the ultimate recoverability of the par value. The Company evaluated its holdings in FHLB stock at December 31, 2011 and believes its holdings in the stock are ultimately recoverable at par. Additionally, the Company does not have operational or liquidity needs that would require a redemption of the stock in the foreseeable future and therefore determined that the stock was not other-than-temporarily impaired.

The following is a rollforward of credit losses recognized in earnings for the years ended December 31, 2011, 2010, and 2009 related to securities for which some portion of the OTTI loss remains in AOCI:

(Dollars in millions)
Balance, as of January 1, 2011	$20
Additions:
OTTI credit losses on previously impaired securities	6
Reductions:
Increases in expected cash flows recognized over the remaining life of the securities	(1)
Balance, as of December 31, 2011	$25

Balance, as of January 1, 2010	$22
Additions/Reductions:[1]
Increases in expected cash flows recognized over the remaining life of the securities	(2)
Balance, as of December 31, 2010	$20

Balance, as of April 1, 2009, effective date	$8
Additions:
OTTI credit losses on securities not previously impaired	18
Reductions:
Credit impaired securities sold, matured, or written off	(4)
Balance, as of December 31, 2009 [2]	$22
[1]During the year ended December 31, 2010, the Company recognized $2 million of OTTI through earnings on debt securities in which no portion of the OTTI loss was included in OCI at any time during the period. OTTI related to these securities are excluded from this amount.
[2]During the year ended December 31, 2009, the Company recognized $2 million of OTTI through earnings on debt securities in which no portion of the OTTI loss was included in OCI at any time during the period. OTTI related to these securities are excluded from this amount.

The following table presents a summary of the significant inputs used in determining the measurement of credit losses recognized in earnings for private MBS for the years ended December 31, 2011, 2010, and 2009:

	December 31, 2011	December 31, 2010	December 31, 2009
Current default rate	4 - 8%	2 - 7%	2 - 17%
Prepayment rate	12 - 22%	14 - 22%	6 - 21%
Loss severity	39 - 46%	37 - 46%	35 - 52%

As noted in the table, during 2010, there was generally an improvement or stabilization in all of the major assumptions used to evaluate the private MBS for credit impairment and there were no material changes in the assumptions used to evaluate the private MBS for credit impairment during 2011.